Revenue and cost of goods sold (Tables)	12 Months Ended
Dec. 31, 2024
Revenue and cost of goods sold
Schedule of sales based on country of customer

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Sales Germany	4,061	3,816	2,805
Sales Finland	—	—	41
Sales Spain	72	37	24
Sales Switzerland	763	373	214
Sales Austria	60	122	—
Sales Italy	46	—	—
Sales UK	108	—	—
Contract liability	(589)	—	—
Total sales	4,521	4,348	3,084

Schedule of information about cost of goods sold

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Purchases of goods and services (*)	2,953	4,089	1,686
Inventory movement	(1,401)	(2,433)	(536)
Total cost of goods sold	1,552	1,656	1,150

(*) Including purchases of raw material, direct labour allocation, indirect labour allocation, fees of subcontractors, warranty and shipping cost (direct)